Inventories(Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories [Line Items]
Raw material reserves	$ 9,364	$ 7,536	$ 4,844
Supplies for production reserves	22,257	23,610	29,353
Products-in-progress reserves	456,333	482,261	478,627
Finished product reserves	414,120	479,665	491,022
Total	$ 902,074	$ 993,072	$ 1,003,846